Offerings - Offering: 1	Jun. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common shares, $0.01 par value per share
Amount Registered | shares	3,274,148
Proposed Maximum Offering Price per Unit	0.5325
Maximum Aggregate Offering Price	$ 1,743,483.81
Fee Rate	0.01381%
Amount of Registration Fee	$ 240.78
Offering Note	Represents common shares, par value $0.01 per share (the "Common Shares"), issuable pursuant to awards under the 2008 Employee Share Incentive Plan of ATA Creativity Global, a Cayman Islands corporation (the "Registrant"), as amended and restated as of April 8, 2026 (the "Plan"). This Registration Statement covers, in addition to the number of Common Shares stated above, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Plan as a result of one or more adjustments under the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions. These Common Shares may be represented by the Registrant's American Depository Shares, or ADSs, each of which represents two Common Shares. The Registrant's ADSs issuable upon deposit of the Common Shares registered hereby have been registered under a separate registration statement on Form F-6 (Registration No. 333-148641) filed on January 14, 2008, and any other amendment or report filed for the purpose of updating such statement. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the Proposed Maximum Offering Price Per Share and the Proposed Maximum Aggregate Offering Price with respect to the Plan are calculated based on the average of the high and low prices for the Registrant's Common Shares represented by American Depositary Shares as reported on the NASDAQ Capital Market on June 10, 2026.